Accrued Settlement Costs (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2023
Accrued Settlement Costs
Accrued settlement costs	$ 5.3	$ 4.4		$ 4.6
Litigation liability	62.5
Litigation liability upon timely payments and no breach or violation	$ 9.9	$ 9.9
Litigation liability payment period without interest	14 years
Litigation settlement expense			$ 5.3
Imputed interest rate		10.00%
Payments due quarterly		$ 0.2
Discount amount		$ 2.1